                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):                  [   ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Medtech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:               28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          Dubravka Racnjak

Title:         SIGNING AUTHORITY
               ----------------
Phone:         (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Dubravka Racnjak                        Zug, Switzerland  May 15, 2001

--------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Medcare S.A.

        Medsource S.A.

        Medgrowth S.A.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:  $ 77,031
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                  Name

        1                    Medcare S.A

        2                    Medsource S.A

        3                    Medgrowth S.A.

                                 BB MEDTECH AG

                           FORM 13F INFORMATION TABLE




------------------------------------------------------------------------------------------------
                                                                           COLUMN 5:
                                                                --------------------------------
                                                COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                 PRN AMT     PRN       CALL

------------------------------------------------------------------------------------------------
Baxter
International
Inc.           Common Stock         071813109   $    5,178        55,000    SH
------------------------------------------------------------------------------------------------
Durect
Corporation    Common Stock         266605104   $    5,400       714,286    SH
------------------------------------------------------------------------------------------------
InfoCure       Common Stock         45665A108   $    1,750       875,000    SH
------------------------------------------------------------------------------------------------
Medtronic      Common Stock         585055106   $   22,559       493,210    SH
------------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.           Common Stock         592688105   $    5,441       132,200    SH
------------------------------------------------------------------------------------------------
Pozen Inc.     Common Stock         73941U102   $   25,653     3,206,685    SH
------------------------------------------------------------------------------------------------
PracticeWorks,
Inc.           Common Stock         739419109   $    1,411       218,750    SH
------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.  Common Stock         79084910    $    9,639       179,000    SH
------------------------------------------------------------------------------------------------
COLUMN                                          $   77,031
TOTALS
------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------

                                                               COLUMN 8:
               COLUMN 6:         COLUMN 7:                  VOTING AUTHORITY
               INVESTMENT     OTHER MANAGERS     -------------------------------------
               DISCRETION
  COLUMN 1:
NAME OF ISSUER                                    SOLE               SHARED             NONE

----------------------------------------------------------------------------------------------
Baxter
International
Inc.           DEFINED             1               55,000             NONE              NONE
----------------------------------------------------------------------------------------------
Durect
Corporation    DEFINED             3              714,286             NONE              NONE
------------------------------------------------------------------------------------------------
InfoCure       DEFINED             2              875,000             NONE              NONE
----------------------------------------------------------------------------------------------
Medtronic      DEFINED             1              493,210             NONE              NONE
----------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.           DEFINED             1              132,200             NONE              NONE
-----------------------------------------------------------------------------------------------
Pozen Inc.     DEFINED             3            3,206,685             NONE              NONE
------------------------------------------------------------------------------------------------
PracticeWorks,
Inc.           DEFINED             2              218,750             NONE              NONE
------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.  DEFINED             2              179,000             NONE              NONE
------------------------------------------------------------------------------------------------